UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2018

QS

STRATEGIC REAL

RETURN FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide an attractive long-term real return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Strategic Real Return Fund for the six-month reporting period ended March 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

II	QS Strategic Real Return Fund

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended March 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.3%. Moderating GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), residential fixed investment, exports and state and local government spending. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on March 31, 2018, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In March 2018, 20.3% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2018 World Economic Outlook Update — released after the reporting period ended — the International Monetary Fund (“IMF”)ii said, “World growth strengthened in 2017 to 3.8 percent, with a notable rebound in global trade. It was driven by an investment recovery in advanced economies, continued strong growth in emerging Asia, a notable upswing in emerging Europe, and signs of recovery in several commodity exporters. Global growth is expected to tick up to 3.9 percent this year and next, supported by strong momentum, favorable market sentiment, accommodative financial conditions, and the domestic and international repercussions of expansionary fiscal policy in the United States.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.4%, versus 2.3% in 2017. Japan’s economy is expected to expand 1.2% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.8% in 2017.

QS Strategic Real Return Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed increased the federal funds rateiv twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. Despite a weak finish, the U.S. stock market posted solid results during the reporting period. The market moved higher during the first four months of the period and reached several new all-time highs. This was driven by overall solid corporate profits, signs of improving economic growth, expectations for a rollback for certain government regulations and, in December 2017, the signing of the U.S. tax reform bill. However, the market gave back a portion of its gains in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. All told, for the six months ended March 31, 2018, the S&P 500 Indexv gained 5.84%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, generated the strongest returns, as it gained 5.85% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 5.58%, whereas small-cap stocks, as measured by the Russell 2000 Indexviii, generated the weakest relative results, gaining 3.25%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.20% and 2.11%, respectively, during the six months ended March 31, 2018.

Q. What was the inflationary environment during the reporting period?

A. Inflation remained modest during the reporting period. For the six months ended March 31, 2018, the seasonally unadjusted rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”)xi, was 1.11%. The CPI-U less food and energy was 1.45% over the same period. Inflation-protected securities generated a small gain during the reporting period. For the six months ended March 31, 2018, the Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Indexxii returned 0.46%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended March 31, 2018. The yield for the two-year Treasury note began the reporting period at 1.47% — the low for the period — and ended the period at 2.27%. The high for the period of 2.34% took place on March 20, 2018. The yield for

IV	QS Strategic Real Return Fund

the ten-year Treasury began the reporting period at 2.33% — the low for the period — and ended the period at 2.74%. The high for the period of 2.94% occurred on February 21, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy, the signing of the U.S. tax reform bill in December 2017 and concerns over a global trade war. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexxiii, returned -1.08% during the six-month reporting period ended March 31, 2018.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxiv, returned -0.39% for the six months ended March 31, 2018. The high-yield market posted a modest gain during the first four months of the reporting period. Those gains were then erased over the last two months of the period. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xv returned -1.25% during the six months ended March 31, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times the asset class was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues.

Performance review

For the six months ended March 31, 2018, Class A shares of QS Strategic Real Return Fund, excluding sales charges, returned 3.72%. The Fund’s unmanaged benchmark, Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index, returned 0.46% for the same period. The Composite Indexxvi, representing the Fund’s underlying investments, returned 4.54% over the same time frame. The Lipper Flexible Portfolio Funds Category Average1 returned 1.88% over the same time frame.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 654 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS Strategic Real Return Fund	V

Investment commentary (cont’d)

Performance Snapshot as of March 31, 2018 (unaudited)
(excluding sales charges)	6 months
QS Strategic Real Return Fund:
Class A	3.72%
Class A2	3.66%
Class C	3.27%
Class I	3.89%
Class IS	3.86%
Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index	0.46%
Composite Index	4.54%
Lipper Flexible Portfolio Funds Category Average	1.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2018, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class I and Class IS shares were 1.49%, 1.75%, 2.30%, 1.23% and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds (“ETFs”)), dividend expense on short sales, taxes and extraordinary expenses, to average net assets will not exceed 1.35% for Class A shares, 1.55% for Class A2 shares, 2.10% for Class C shares, 1.10% for Class I shares and 1.00% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to these arrangements. These expense limitation arrangements take into account the expenses of the underlying funds. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any

VI	QS Strategic Real Return Fund

amount that would result, on any articular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 27, 2018

RISKS: The Fund is subject to interest rate, credit, income, prepayment and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. Equity securities are subject to market and price fluctuations. The Fund is non-diversified, and therefore it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of any underlying funds, including ETFs. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use leverage, which may increase volatility and possibility of loss. The Fund may invest in REITs, which are closely linked to the performance of the real estate markets. The Fund is subject to the illiquidity, credit and interest rate risks of REITs, as well as risks associated with small-and mid-cap investments. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Additional risks may include those risks associated with investing in commodities, ETFs, exchange-traded notes (ETNs) and master limited partnerships (MLPs). Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Strategic Real Return Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi

The Consumer Price Index for All Urban Consumers (“CPI-U”) is a measure of the average change in prices over time of goods and services purchased by households, which covers approximately 87% of the total population and includes, in addition to wage earners and clerical worker households, groups such as professional, managerial and technical workers, the self-employed, short-term workers, the unemployed and retirees and others not in the labor force.

xii	The Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation-Linked Index securities.

xiii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xiv

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xv

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvi

The Composite Index reflects the blended rate of return of the following underlying indices: 40% Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index, 20% MSCI All Country World Index, 20% S&P GSCI®, 10% FTSE NAREIT All REITs Index and 10% FTSE 1-Month U.S. Treasury Bill Index (formerly the Citigroup 1-Month U.S. Treasury Bill Index). The Composite Index is hedged to 50% exposure to the U.S. dollar, as defined by the U.S. Dollar Index (USDX). The Composite Index’s unhedged currency exposure is predominantly U.S. dollar-based. The Fund’s target hedged currency exposure is 50% U.S. dollar, 50% non-U.S. dollar. The Fund may deviate, either up or down, from its target currency allocation due to market conditions.

VIII	QS Strategic Real Return Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2018 and September 30, 2017 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS Strategic Real Return Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2017 and held for the six months ended March 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.72%	$1,000.00	$1,037.20	1.33%	$6.76	Class A	5.00%	$1,000.00	$1,018.30	1.33%	$6.69
Class A2	3.66	1,000.00	1,036.60	1.53	7.77	Class A2	5.00	1,000.00	1,017.30	1.53	7.70
Class C	3.27	1,000.00	1,032.70	2.08	10.54	Class C	5.00	1,000.00	1,014.56	2.08	10.45
Class I	3.89	1,000.00	1,038.90	1.04	5.29	Class I	5.00	1,000.00	1,019.75	1.04	5.24
Class IS	3.86	1,000.00	1,038.60	0.98	4.98	Class IS	5.00	1,000.00	1,020.04	0.98	4.94

2	QS Strategic Real Return Fund 2018 Semi-Annual Report

[1]	For the six months ended March 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS Strategic Real Return Fund 2018 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

March 31, 2018

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 36.7%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	$4,382,656	$4,841,019
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	2,105,651	2,316,203
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	352,413	452,043
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	4,039,980	4,788,042
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	1,251,225	1,666,225
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	343,977	434,533
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	984,544	1,251,058
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,776,751	1,732,134
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,402,720	3,787,622
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	2,855,601	2,853,875
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	4,296,536	4,280,582
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	681,816	700,080
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	1,450,112	1,483,530
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	1,732,351	1,708,287
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	2,694,175	2,667,775
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,147,320	2,112,139
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	883,875	881,265
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,564,470	1,564,857
Total U.S. Treasury Inflation Protected Securities (Cost — $39,251,624)				39,521,269
Corporate Bonds & Notes — 2.3%
Energy — 1.9%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	50,000	50,307
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	50,000	54,669
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	190,000	239,733
Apache Corp., Senior Notes	2.625%	1/15/23	50,000	47,803
Apache Corp., Senior Notes	5.100%	9/1/40	30,000	30,811
Apache Corp., Senior Notes	4.750%	4/15/43	230,000	228,575
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	50,000	48,447
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	240,000	239,804
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	261,637
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	49,077
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000	50,047
Noble Energy Inc., Senior Notes	5.250%	11/15/43	230,000	246,122
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	95,973
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	100,000	100,000

See Notes to Consolidated Financial Statements.

4	QS Strategic Real Return Fund 2018 Semi-Annual Report

QS Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	$160,000	$197,164
WPX Energy Inc., Senior Notes	7.500%	8/1/20	60,000	64,500
Total Oil, Gas & Consumable Fuels				1,954,362
Total Energy				2,004,669
Materials — 0.4%
Metals & Mining — 0.4%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	60,000	71,250
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	50,000	54,660
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	48,358	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	230,810
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	38,598
Total Materials				443,676
Total Corporate Bonds & Notes (Cost — $2,409,003)				2,448,345
Sovereign Bonds — 0.2%
Indonesia — 0.2%
Republic of Indonesia, Senior Notes (Cost — $198,340)	4.350%	1/11/48	200,000	190,996
U.S. Government & Agency Obligations — 16.9%
U.S. Government Obligations — 16.9%
U.S. Treasury Bills	1.667%	6/14/18	8,700,000	8,670,842	(b)
U.S. Treasury Bills	1.876%	9/13/18	9,600,000	9,518,924	(b)
Total U.S. Government & Agency Obligations (Cost — $18,190,949)				18,189,766

			Shares
Common Stocks — 19.8%
Consumer Discretionary — 2.3%
Auto Components — 0.1%
Aptiv PLC			995	84,545
Automobiles — 0.3%
Guangzhou Automobile Group Co., Ltd., Class H Shares			44,000	81,730	(c)
Mazda Motor Corp.			7,400	98,841	(c)
Subaru Corp.			3,400	112,535	(c)
Total Automobiles				293,106
Hotels, Restaurants & Leisure — 0.4%
Brinker International Inc.			2,465	88,986
Genting Singapore PLC			151,800	125,803	(c)
Jack in the Box Inc.			1,293	110,332
Wyndham Worldwide Corp.			1,323	151,391
Total Hotels, Restaurants & Leisure				476,512

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	5

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Strategic Real Return Fund

Security	Shares	Value
Household Durables — 0.3%
Electrolux AB, Class B Shares	4,795	$150,887	(c)
Persimmon PLC	3,125	111,102	(c)
Taylor Wimpey PLC	34,406	89,251	(c)
Total Household Durables		351,240
Media — 0.3%
CBS Corp., Class B Shares, Non Voting Shares	2,673	137,365
Discovery Communications Inc., Class C Shares	1,482	28,929	*
Time Warner Inc.	1,144	108,200
Total Media		274,494
Specialty Retail — 0.8%
Home Depot Inc.	1,810	322,614
Lowe’s Cos. Inc.	2,422	212,531
Ross Stores Inc.	1,937	151,047
TJX Cos. Inc.	1,585	129,273
Total Specialty Retail		815,465
Textiles, Apparel & Luxury Goods — 0.1%
Pandora A/S	1,198	129,860	(c)
Total Consumer Discretionary		2,425,222
Consumer Staples — 1.1%
Beverages — 0.2%
Kirin Holdings Co., Ltd.	7,000	187,729	(c)
Food & Staples Retailing — 0.2%
CVS Health Corp.	1,602	99,660
Walmart Inc.	1,518	135,057
Total Food & Staples Retailing		234,717
Food Products — 0.4%
Archer-Daniels-Midland Co.	3,220	139,651
Morinaga & Co., Ltd.	2,400	106,190	(c)
Nichirei Corp.	3,200	87,105	(c)
PT Indofood Sukses Makmur Tbk	190,200	99,709	(c)
Total Food Products		432,655
Household Products — 0.2%
Church & Dwight Co. Inc.	2,230	112,303
Clorox Co.	812	108,085
Total Household Products		220,388
Tobacco — 0.1%
KT&G Corp.	746	69,925	(c)
Total Consumer Staples		1,145,414

See Notes to Consolidated Financial Statements.

6	QS Strategic Real Return Fund 2018 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Energy — 1.4%
Energy Equipment & Services — 0.1%
Subsea 7 SA	9,631	$123,079	(c)
Oil, Gas & Consumable Fuels — 1.3%
China Petroleum & Chemical Corp., Class H Shares	160,000	141,868	(c)
Exxon Mobil Corp.	1,548	115,496
Formosa Petrochemical Corp.	42,000	173,047	(c)
OMV AG	2,919	170,210	(c)
Petroleo Brasileiro SA, ADR	13,904	180,613	*
Polskie Gornictwo Naftowe i Gazownictwo SA	85,701	141,573	(c)
Repsol SA	6,455	114,684	(c)
Royal Dutch Shell PLC, Class A Shares	3,628	115,705	(c)
Valero Energy Corp.	2,866	265,879
Total Oil, Gas & Consumable Fuels		1,419,075
Total Energy		1,542,154
Financials — 4.1%
Banks — 1.6%
Bank of America Corp.	10,209	306,168
BNP Paribas SA	2,233	165,567	(c)
Canadian Imperial Bank of Commerce	2,100	185,363
Citigroup Inc.	3,433	231,727
Citizens Financial Group Inc.	5,376	225,684
Danske Bank A/S	4,373	163,428	(c)
JPMorgan Chase & Co.	2,182	239,954
National Bank of Canada	4,400	207,099
Total Banks		1,724,990
Capital Markets — 0.1%
Bank of New York Mellon Corp.	2,110	108,728
Consumer Finance — 0.2%
Capital One Financial Corp.	2,591	248,270
Insurance — 2.2%
Allianz SE, Registered Shares	1,157	261,475	(c)
Allstate Corp.	2,131	202,019
American Financial Group Inc.	1,531	171,809
AXA SA	7,472	198,919	(c)
Axis Capital Holdings Ltd.	1,232	70,926
Dai-ichi Life Holdings Inc.	7,700	142,959	(c)
DB Insurance Co., Ltd.	1,293	80,109	(c)
Hannover Rueck SE	1,430	195,299	(c)

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	7

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Strategic Real Return Fund

Security	Shares	Value
Insurance — continued
Hanover Insurance Group Inc.	844	$99,499
Legal & General Group PLC	31,700	114,831	(c)
Prudential Financial Inc.	1,232	127,574
SCOR SE	4,350	178,161	(c)
Standard Life Aberdeen PLC	32,443	163,950	(c)
Swiss Life Holding AG, Registered Shares	447	159,253	(c)
Swiss Re AG	1,657	168,722	(c)
Total Insurance		2,335,505
Total Financials		4,417,493
Health Care — 2.7%
Biotechnology — 0.5%
Amgen Inc.	1,163	198,268
Biogen Inc.	528	144,577	*
Gilead Sciences Inc.	1,978	149,121
United Therapeutics Corp.	808	90,787	*
Total Biotechnology		582,753
Health Care Equipment & Supplies — 0.7%
Baxter International Inc.	3,494	227,250
Edwards Lifesciences Corp.	1,777	247,927	*
Hoya Corp.	2,300	116,480	(c)
Masimo Corp.	1,169	102,814	*
Total Health Care Equipment & Supplies		694,471
Health Care Providers & Services — 1.2%
Aetna Inc.	1,269	214,461
Anthem Inc.	1,058	232,443
CIGNA Corp.	637	106,850
Express Scripts Holding Co.	2,156	148,937	*
Humana Inc.	545	146,512
McKesson Corp.	610	85,931
Miraca Holdings Inc.	2,800	110,281	(c)
UnitedHealth Group Inc.	855	182,970
WellCare Health Plans Inc.	572	110,756	*
Total Health Care Providers & Services		1,339,141
Pharmaceuticals — 0.3%
Bayer AG, Registered Shares	595	67,278	(c)
Merck & Co. Inc.	1,702	92,708
Shionogi & Co., Ltd.	2,100	109,601	(c)
Total Pharmaceuticals		269,587
Total Health Care		2,885,952

See Notes to Consolidated Financial Statements.

8	QS Strategic Real Return Fund 2018 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Industrials — 2.2%
Aerospace & Defense — 0.7%
Boeing Co.	933	$305,912
Leonardo SpA	7,931	91,727	(c)
Northrop Grumman Corp.	661	230,768
Safran SA	1,600	169,554	(c)
Total Aerospace & Defense		797,961
Airlines — 0.3%
Qantas Airways Ltd.	37,336	167,971	(c)
Southwest Airlines Co.	2,641	151,276
Total Airlines		319,247
Building Products — 0.1%
Owens Corning	2,001	160,880
Construction & Engineering — 0.1%
Hochtief AG	516	96,445	(c)
Electrical Equipment — 0.2%
Vestas Wind Systems A/S	2,356	168,686	(c)
Industrial Conglomerates — 0.1%
LG Corp.	1,386	113,665	(c)
Machinery — 0.2%
Toro Co.	2,859	178,545
Professional Services — 0.2%
Manpowergroup Inc.	1,639	188,649
Road & Rail — 0.1%
Union Pacific Corp.	730	98,134
Trading Companies & Distributors — 0.1%
Marubeni Corp.	11,000	80,094	(c)
Sumitomo Corp.	5,200	87,081	(c)
Total Trading Companies & Distributors		167,175
Transportation Infrastructure — 0.1%
Aena SME SA	548	110,433	(a)(c)
Total Industrials		2,399,820
Information Technology — 3.4%
Communications Equipment — 0.3%
Cisco Systems Inc.	7,437	318,973
Electronic Equipment, Instruments & Components — 0.2%
Hitachi Ltd.	26,000	189,681	(c)

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	9

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Strategic Real Return Fund

Security	Shares	Value
Internet Software & Services — 0.4%
Alphabet Inc., Class A Shares	241	$249,951	*
Facebook Inc., Class A Shares	1,309	209,165	*
Total Internet Software & Services		459,116
IT Services — 0.2%
Visa Inc., Class A Shares	1,603	191,751
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials Inc.	4,488	249,578
Broadcom Ltd.	491	115,704
KLA-Tencor Corp.	727	79,250
NVIDIA Corp.	811	187,820
Texas Instruments Inc.	1,717	178,379
Total Semiconductors & Semiconductor Equipment		810,731
Software — 0.3%
Microsoft Corp.	1,764	161,000
VMware Inc., Class A Shares	1,320	160,077	*
Total Software		321,077
Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	3,863	648,134
FUJIFILM Holdings Corp.	4,000	160,080	(c)
HP Inc.	8,802	192,940
Lite-On Technology Corp.	51,000	71,989	(c)
Samsung Electronics Co., Ltd.	144	335,571	(c)
Total Technology Hardware, Storage & Peripherals		1,408,714
Total Information Technology		3,700,043
Materials — 1.4%
Chemicals — 0.4%
Celanese Corp., Series A Shares	1,141	114,340
Chemours Co.	2,245	109,354
Covestro AG	916	90,163	(c)
Huntsman Corp.	5,489	160,553
Total Chemicals		474,410
Containers & Packaging — 0.1%
Avery Dennison Corp.	1,281	136,106
Metals & Mining — 0.6%
Anglo American PLC	4,271	99,780	(c)
Boliden AB	2,937	103,539	(c)
Glencore PLC	20,620	102,601	*(c)
POSCO	349	110,215	(c)

See Notes to Consolidated Financial Statements.

10	QS Strategic Real Return Fund 2018 Semi-Annual Report

QS Strategic Real Return Fund

Security	Shares	Value
Metals & Mining — continued
Rio Tinto PLC	2,643	$134,190	(c)
South32 Ltd.	42,949	107,055	(c)
Total Metals & Mining		657,380
Paper & Forest Products — 0.3%
UPM-Kymmene OYJ	7,363	273,232	(c)
Total Materials		1,541,128
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
Country Garden Holdings Co., Ltd.	111,000	231,801	(c)
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.5%
AT&T Inc.	2,206	78,644
China Telecom Corp., Ltd., Class H Shares	134,000	59,422	(c)
KT Corp., ADR	7,042	96,475	*
LG Uplus Corp.	6,096	70,756	(c)
Nippon Telegraph & Telephone Corp.	4,336	201,427	(c)
Total Diversified Telecommunication Services		506,724
Wireless Telecommunication Services — 0.1%
KDDI Corp.	6,500	166,928	(c)
Total Telecommunication Services		673,652
Utilities — 0.4%
Electric Utilities — 0.1%
Kansai Electric Power Co. Inc.	9,300	121,382	(c)
Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy Inc.	5,281	161,229
Multi-Utilities — 0.1%
AGL Energy Ltd.	6,000	100,528	(c)
Total Utilities		383,139
Total Common Stocks (Cost — $15,019,825)		21,345,818
Investments in Underlying Funds — 16.3%
Guggenheim S&P 500 Top 50 ETF	8,302	1,550,482
iShares Edge MSCI USA Momentum Factor ETF	55,172	5,843,818
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	133,545	10,078,641
Total Investments in Underlying Funds (Cost — $13,387,702)		17,472,941
Total Investments before Short-Term Investments (Cost — $88,457,443)		99,169,135

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	11

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Strategic Real Return Fund

Security	Rate	Shares	Value
Short-Term Investments — 3.4%
Money Market Funds — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $3,663,891)	1.615%	3,663,891	$3,663,891
Total Investments — 95.6% (Cost — $92,121,334)			102,833,026
Other Assets in Excess of Liabilities — 4.4%			4,751,338
Total Net Assets — 100.0%			$107,584,364

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	47	6/18	$4,605,964	$4,678,955	$72,991
Dax Index	3	6/18	1,130,346	1,118,433	(11,913)
E-Mini S&P 500 Index	5	6/18	697,176	660,750	(36,426)
Euro-Bund	102	6/18	19,781,229	20,009,400	228,171
FTSE 100 Index	11	6/18	1,077,150	1,079,307	2,157
S&P GSCI	197	4/18	21,601,877	22,270,850	668,973
S&P/TSX 60	14	6/18	1,997,587	1,969,030	(28,557)
SPI 200 Index	9	6/18	1,027,384	991,245	(36,139)
Topix Index	8	6/18	1,280,391	1,290,541	10,150
U.S. Treasury 10-Year Notes	1	6/18	119,892	121,141	1,249
United Kingdom Long Gilt Bonds	43	6/18	7,305,312	7,409,612	104,300
					974,956

See Notes to Consolidated Financial Statements.

12	QS Strategic Real Return Fund 2018 Semi-Annual Report

QS Strategic Real Return Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Canadian 10-Year Bonds	35	6/18	$3,622,828	$3,620,484	$2,344
Euro-Bund	12	6/18	2,319,380	2,354,047	(34,667)
Japanese 10-Year Bonds	27	6/18	3,824,393	3,826,258	(1,865)
U.S. Treasury 10-Year Notes	75	6/18	9,012,741	9,085,547	(72,806)
U.S. Treasury Long-Term Bonds	7	6/18	1,003,808	1,026,375	(22,567)
					(129,561)
Net unrealized appreciation on open futures contracts					$845,395

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,732,359	CHF	2,578,000	Bank of New York	4/16/18	$33,099
USD	787,790	CHF	749,000	Bank of New York	4/16/18	3,560
USD	472,997	JPY	50,100,000	Bank of New York	4/16/18	1,795
AUD	1,424,000	USD	1,101,023	Citibank N.A.	4/16/18	(7,340)
CAD	943,000	USD	720,796	Citibank N.A.	4/16/18	11,351
GBP	306,000	USD	426,493	Citibank N.A.	4/16/18	3,042
GBP	1,948,000	USD	2,733,763	Citibank N.A.	4/16/18	665
JPY	126,200,000	USD	1,187,479	Citibank N.A.	4/16/18	(541)
NOK	7,070,000	USD	901,440	Citibank N.A.	4/16/18	814
NZD	1,895,000	USD	1,387,841	Citibank N.A.	4/16/18	(18,335)
NZD	3,051,000	USD	2,234,461	Citibank N.A.	4/16/18	(29,519)
NZD	3,234,000	USD	2,333,738	Citibank N.A.	4/16/18	3,456
USD	1,361,387	EUR	1,106,000	Citibank N.A.	4/16/18	(641)
USD	677,839	EUR	551,000	Citibank N.A.	4/16/18	(712)
USD	4,888	SEK	40,000	Citibank N.A.	4/16/18	94
USD	421,540	SEK	3,520,000	Citibank N.A.	4/16/18	(385)
AUD	2,852,000	USD	2,246,175	HSBC Bank USA, N.A.	4/16/18	(55,734)
CAD	6,728,000	USD	5,201,239	HSBC Bank USA, N.A.	4/16/18	22,390
CAD	505,000	USD	391,617	HSBC Bank USA, N.A.	4/16/18	466
CHF	1,134,000	USD	1,201,980	HSBC Bank USA, N.A.	4/16/18	(14,641)
EUR	15,706,000	USD	19,466,079	HSBC Bank USA, N.A.	4/16/18	(124,291)
GBP	2,882,000	USD	4,027,117	HSBC Bank USA, N.A.	4/16/18	18,377
JPY	47,800,000	USD	451,270	HSBC Bank USA, N.A.	4/16/18	(1,701)
JPY	483,400,000	USD	4,563,680	HSBC Bank USA, N.A.	4/16/18	(17,198)
MXN	41,660,000	USD	2,228,535	HSBC Bank USA, N.A.	4/16/18	58,455

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	13

Consolidated schedule of investments (unaudited) (cont’d)

March 31, 2018

QS Strategic Real Return Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	41,030,000	USD	5,309,735	HSBC Bank USA, N.A.	4/16/18	$(73,597)
NOK	17,470,000	USD	2,260,811	HSBC Bank USA, N.A.	4/16/18	(31,337)
SEK	11,520,000	USD	1,409,701	HSBC Bank USA, N.A.	4/16/18	(28,855)
USD	32,287	AUD	41,000	HSBC Bank USA, N.A.	4/16/18	798
USD	268,666	AUD	350,000	HSBC Bank USA, N.A.	4/16/18	(147)
USD	75,004	CAD	97,000	HSBC Bank USA, N.A.	4/16/18	(307)
USD	255,291	CHF	244,000	HSBC Bank USA, N.A.	4/16/18	(186)
USD	1,650,890	EUR	1,332,000	HSBC Bank USA, N.A.	4/16/18	10,545
USD	2,874,096	GBP	2,057,000	HSBC Bank USA, N.A.	4/16/18	(13,337)
USD	2,350,557	NOK	18,130,000	HSBC Bank USA, N.A.	4/16/18	36,855
USD	2,167	NZD	3,000	HSBC Bank USA, N.A.	4/16/18	(1)
USD	1,097,210	SEK	8,970,000	HSBC Bank USA, N.A.	4/16/18	22,019
Total						$(191,024)

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Consolidated Financial Statements.

14	QS Strategic Real Return Fund 2018 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited)

March 31, 2018

Assets:
Investments, at value (Cost — $92,121,334)	$102,833,026
Foreign currency, at value (Cost — $36,028)	36,598
Cash	2,814,941
Deposits with brokers for open futures contracts	1,185,875
Receivable from broker — variation margin on open futures contracts	863,315
Unrealized appreciation on forward foreign currency contracts	227,781
Interest and dividends receivable	213,020
Foreign currency collateral for open futures contracts, at value (Cost — $75,588)	77,347
Prepaid expenses	63,409
Total Assets	108,315,312

Liabilities:
Unrealized depreciation on forward foreign currency contracts	418,805
Foreign currency collateral from brokers for open futures contracts, at value (Cost — $153,771)	153,856
Investment management fee payable	57,439
Trustees’ fees payable	1,562
Service and/or distribution fees payable	527
Payable for Fund shares repurchased	45
Accrued expenses	98,714
Total Liabilities	730,948
Total Net Assets	$107,584,364

Net Assets:
Par value (Note 7)	$89
Paid-in capital in excess of par value	92,067,996
Undistributed net investment income	907,932
Accumulated net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	3,239,370
Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currencies	11,368,977
Total Net Assets	$107,584,364

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	15

Consolidated statement of assets and liabilities (unaudited) (cont’d)

March 31, 2018

Net Assets:
Class A	$423,744
Class A2	$1,289,320
Class C	$193,729
Class I	$1,835,054
Class IS	$103,842,517

Shares Outstanding:
Class A	35,472
Class A2	109,564
Class C	16,736
Class I	150,363
Class IS	8,621,148

Net Asset Value:
Class A (and redemption price)	$11.95
Class A2 (and redemption price)	$11.77
Class C*	$11.58
Class I (and redemption price)	$12.20
Class IS (and redemption price)	$12.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.68
Class A2 (based on maximum initial sales charge of 5.75%)	$12.49

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Consolidated Financial Statements.

16	QS Strategic Real Return Fund 2018 Semi-Annual Report

Consolidated statement of operations (unaudited)

For the Six Months Ended March 31, 2018

Investment Income:
Interest	$722,795
Dividends	444,126
Less: Foreign taxes withheld	(10,261)
Total Investment Income	1,156,660

Expenses:
Investment management fee (Note 2)	403,502
Registration fees	37,374
Audit and tax fees	36,309
Custody fees	30,460
Fund accounting fees	17,772
Legal fees	17,130
Commodity pool reports	16,205
Shareholder reports	12,889
Trustees’ fees	7,230
Transfer agent fees (Note 5)	3,961
Service and/or distribution fees (Notes 2 and 5)	3,272
Insurance	3,221
Interest expense	269
Miscellaneous expenses	6,146
Total Expenses	595,740
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(61,974)
Net Expenses	533,766
Net Investment Income	622,894

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	1,998,619
Futures contracts	2,652,301
Forward foreign currency contracts	118,260
Foreign currency transactions	7,853
Net Realized Gain	4,777,033
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,869,451)
Futures contracts	359,645
Forward foreign currency contracts	270,881
Foreign currencies	4,383
Change in Net Unrealized Appreciation (Depreciation)	(1,234,542)
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,542,491
Increase in Net Assets From Operations	$4,165,385

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	17

Consolidated statements of changes in net assets

For the Six Months Ended March 31, 2018 (unaudited) and the Year Ended September 30, 2017	2018	2017

Operations:
Net investment income	$622,894	$1,047,934
Net realized gain	4,777,033	4,549,769
Change in net unrealized appreciation (depreciation)	(1,234,542)	(59,651)
Increase in Net Assets From Operations	4,165,385	5,538,052

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,554,012)	—
Net realized gains	(2,799,946)	(2,489,657)
Decrease in Net Assets From Distributions to Shareholders	(4,353,958)	(2,489,657)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,414,495	7,412,581
Reinvestment of distributions	4,351,093	2,489,457
Cost of shares repurchased	(3,288,861)	(29,516,828)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,476,727	(19,614,790)
Increase (Decrease) in Net Assets	2,288,154	(16,566,395)

Net Assets:
Beginning of period	105,296,210	121,862,605
End of period*	$107,584,364	$105,296,210
*Includes undistributed net investment income of:	$907,932	$1,839,050

See Notes to Consolidated Financial Statements.

18	QS Strategic Real Return Fund 2018 Semi-Annual Report

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014[3]	2013[4]	2012[4]

Net asset value, beginning of period	$11.93	$11.63	$11.57	$13.78	$14.20	$14.16	$13.27

Income (loss) from operations:
Net investment income (loss)	0.05	0.05	0.01	(0.06)	0.04	0.06	0.10
Net realized and unrealized gain (loss)	0.39	0.49	0.48	(1.96)	(0.06)	0.26	0.87
Total income (loss) from operations	0.44	0.54	0.49	(2.02)	(0.02)	0.32	0.97

Less distributions from:
Net investment income	(0.10)	—	—	—	—	(0.22)	(0.07)
Net realized gains	(0.32)	(0.24)	(0.43)	(0.19)	(0.40)	(0.06)	(0.01)
Total distributions	(0.42)	(0.24)	(0.43)	(0.19)	(0.40)	(0.28)	(0.08)

Net asset value, end of period	$11.95	$11.93	$11.63	$11.57	$13.78	$14.20	$14.16
Total return[5]	3.72%	4.75%	4.41%	(14.82)%	(0.15)%	2.27%	7.39%

Net assets, end of period (000s)	$424	$551	$1,143	$1,864	$3,697	$5,156	$7,573

Ratios to average net assets:
Gross expenses[6]	1.53%[7]	1.49%[8]	1.47%[8]	1.49%[8]	1.58%[7]	1.52%	1.51%
Net expenses[6,9,10]	1.33 [7]	1.33 [8]	1.33 [8]	1.32 [8]	1.32 [7]	1.32	1.31
Net investment income (loss)	0.79 [7]	0.46	0.07	(0.49)	0.32 [7]	0.41	0.75

Portfolio turnover rate	15%	42%	41%	65%	25%	55%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period December 1, 2013 through September 30, 2014.

[4]	For the year ended November 30.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	19

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2018[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$11.77	$11.50	$11.47	$13.69	$14.13	$14.16	$14.01

Income (loss) from operations:
Net investment income (loss)	0.04	0.04	(0.00) [6]	(0.06)	0.02	0.03	0.01
Net realized and unrealized gain (loss)	0.38	0.47	0.46	(1.97)	(0.06)	0.27	0.14
Total income (loss) from operations	0.42	0.51	0.46	(2.03)	(0.04)	0.30	0.15

Less distributions from:
Net investment income	(0.10)	—	—	—	—	(0.27)	—
Net realized gains	(0.32)	(0.24)	(0.43)	(0.19)	(0.40)	(0.06)	—
Total distributions	(0.42)	(0.24)	(0.43)	(0.19)	(0.40)	(0.33)	—

Net asset value, end of period	$11.77	$11.77	$11.50	$11.47	$13.69	$14.13	$14.16
Total return[7]	3.66%	4.54%	4.27%	(15.07)%	(0.30)%	2.17%	1.07%

Net assets, end of period (000s)	$1,289	$1,381	$1,358	$1,435	$1,844	$1,672	$154

Ratios to average net assets:
Gross expenses[8]	1.68%[9]	1.74%[10]	1.75%[10]	1.77%	2.08%[9]	1.83%[10]	1.74%[9]
Net expenses[8,11,12]	1.53 [9]	1.53 [10]	1.53 [10]	1.53	1.52 [9]	1.49 [10]	1.51 [9]
Net investment income (loss)	0.61 [9]	0.36	(0.01)	(0.50)	0.17 [9]	0.24	1.20 [9]

Portfolio turnover rate	15%	42%	41%	65%	25%	55%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period December 1, 2013 through September 30, 2014.

[4]	For the year ended November 30.

[5]	For the period October 31, 2012 (inception date) to November 30, 2012.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[11]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class A2 shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

20	QS Strategic Real Return Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2018[2]		2017	2016	2015	2014[3]	2013[4]	2012[4]

Net asset value, beginning of period	$11.52		$11.31	$11.35	$13.63	$14.13	$14.07	$13.22

Income (loss) from operations:
Net investment loss	0.00	[5]	(0.02)	(0.07)	(0.17)	(0.05)	(0.05)	(0.00) [5]
Net realized and unrealized gain (loss)	0.38		0.47	0.46	(1.92)	(0.05)	0.26	0.86
Total income (loss) from operations	0.38		0.45	0.39	(2.09)	(0.10)	0.21	0.86

Less distributions from:
Net investment income	—		—	—	—	—	(0.09)	(0.00) [5]
Net realized gains	(0.32)		(0.24)	(0.43)	(0.19)	(0.40)	(0.06)	(0.01)
Total distributions	(0.32)		(0.24)	(0.43)	(0.19)	(0.40)	(0.15)	(0.01)

Net asset value, end of period	$11.58		$11.52	$11.31	$11.35	$13.63	$14.13	$14.07
Total return[6]	3.27%		3.98%	3.68%	(15.50)%	(0.74)%	1.49%	6.52%

Net assets, end of period (000s)	$194		$196	$373	$490	$1,035	$1,260	$1,808

Ratios to average net assets:
Gross expenses[7]	2.34%[8]		2.28%[9]	2.28%	2.32%[9]	2.42%[8]	2.43%	2.45%
Net expenses[7,10,11]	2.08	[8]	2.08 [9]	2.08	2.07 [9]	2.07 [8]	2.07	2.06
Net investment income (loss)	0.07	[8]	(0.18)	(0.62)	(1.33)	(0.42) [8]	(0.33)	(0.02)

Portfolio turnover rate	15%		42%	41%	65%	25%	55%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period December 1, 2013 through September 30, 2014.

[4]	For the year ended November 30.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	21

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014[3]		2013[4]	2012[4]

Net asset value, beginning of period	$12.22	$11.87	$11.77	$14.02	$14.42		$14.19	$13.30

Income (loss) from operations:
Net investment income (loss)	0.07	0.11	0.05	(0.01)	0.07		0.10	(0.04)
Net realized and unrealized gain (loss)	0.39	0.48	0.48	(2.01)	(0.07)		0.26	1.05
Total income (loss) from operations	0.46	0.59	0.53	(2.02)	(0.00)	[5]	0.36	1.01

Less distributions from:
Net investment income	(0.16)	—	—	(0.04)	—		(0.07)	(0.11)
Net realized gains	(0.32)	(0.24)	(0.43)	(0.19)	(0.40)		(0.06)	(0.01)
Total distributions	(0.48)	(0.24)	(0.43)	(0.23)	(0.40)		(0.13)	(0.12)

Net asset value, end of period	$12.20	$12.22	$11.87	$11.77	$14.02		$14.42	$14.19
Total return[6]	3.89%	5.08%	4.68%	(14.62)%	(0.01)%		2.59%	7.64%

Net assets, end of period (000s)	$1,835	$1,674	$906	$808	$955		$890	$613

Ratios to average net assets:
Gross expenses[7]	1.15%[8]	1.20%[9]	1.17%[9]	1.24%[9]	1.44%[8]		1.26%[9]	1.22%
Net expenses[7,10,11]	1.04 [8]	1.08 [9]	1.08 [9]	1.08 [9]	1.07	[8]	1.07 [9]	1.06
Net investment income (loss)	1.12 [8]	0.97	0.47	(0.05)	0.61	[8]	0.69	(0.32)

Portfolio turnover rate	15%	42%	41%	65%	25%		55%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period December 1, 2013 through September 30, 2014.

[4]	For the year ended November 30.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

22	QS Strategic Real Return Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$12.08	$11.73	$11.62	$13.85	$14.22	$14.19	$12.99

Income (loss) from operations:
Net investment income	0.07	0.11	0.06	0.01	0.08	0.10	0.15
Net realized and unrealized gain (loss)	0.39	0.48	0.48	(2.00)	(0.05)	0.26	1.17
Total income (loss) from operations	0.46	0.59	0.54	(1.99)	0.03	0.36	1.32

Less distributions from:
Net investment income	(0.17)	—	—	(0.05)	—	(0.27)	(0.12)
Net realized gains	(0.32)	(0.24)	(0.43)	(0.19)	(0.40)	(0.06)	(0.00)	[6]
Total distributions	(0.49)	(0.24)	(0.43)	(0.24)	(0.40)	(0.33)	(0.12)

Net asset value, end of period	$12.05	$12.08	$11.73	$11.62	$13.85	$14.22	$14.19
Total return[7]	3.86%	5.14%	4.83%	(14.58)%	0.21%	2.60%	10.25%

Net assets, end of period (000s)	$103,843	$101,496	$118,083	$115,721	$137,031	$133,765	$123,690

Ratios to average net assets:
Gross expenses[8]	1.09%[9]	1.08%	1.08%	1.04%	1.08%[9]	1.09%	1.06%[9]
Net expenses[8,10,11]	0.98 [9]	0.98	0.98	0.98	0.97 [9]	0.97	0.96	[9]
Net investment income	1.17 [9]	0.91	0.55	0.04	0.70 [9]	0.74	1.16	[9]

Portfolio turnover rate	15%	42%	41%	65%	25%	55%	66%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2018 (unaudited).

[3]	For the period December 1, 2013 through September 30, 2014.

[4]	For the year ended November 30.

[5]	For the period December 15, 2011 (inception date) to November 30, 2012.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expenses on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.00%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Consolidated Financial Statements.

QS Strategic Real Return Fund 2018 Semi-Annual Report	23

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the consolidated financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by

24	QS Strategic Real Return Fund 2018 Semi-Annual Report

events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

QS Strategic Real Return Fund 2018 Semi-Annual Report	25

Notes to consolidated financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
U.S. treasury inflation protected securities	—	$39,521,269	—	$39,521,269
Corporate bonds & notes	—	2,448,345	—	2,448,345
Sovereign bonds	—	190,996	—	190,996
U.S. government & agency obligations	—	18,189,766	—	18,189,766
Common stocks:
Consumer discretionary	$1,525,213	900,009	—	2,425,222
Consumer staples	594,756	550,658	—	1,145,414
Energy	561,988	980,166	—	1,542,154
Financials	2,424,820	1,992,673	—	4,417,493
Health care	2,482,312	403,640	—	2,885,952
Industrials	1,314,164	1,085,656	—	2,399,820
Information technology	2,942,722	757,321	—	3,700,043
Materials	520,353	1,020,775	—	1,541,128
Real estate	—	231,801	—	231,801
Telecommunication services	175,119	498,533	—	673,652
Utilities	161,229	221,910	—	383,139
Investments in underlying funds	17,472,941	—	—	17,472,941
Total long-term investments	30,175,617	68,993,518	—	99,169,135
Short-term investments†	3,663,891	—	—	3,663,891
Total investments	$33,839,508	$68,993,518	—	$102,833,026
Other financial instruments:
Futures contracts	1,090,335	—	—	1,090,335
Forward foreign currency contracts	—	227,781	—	227,781
Total other financial instruments	$1,090,335	$227,781	—	$1,318,116
Total	$34,929,843	$69,221,299	—	$104,151,142

26	QS Strategic Real Return Fund 2018 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$244,940	—	—	$244,940
Forward foreign currency contracts	—	$418,805	—	418,805
Total	$244,940	$418,805	—	$663,745

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2018, securities valued at $8,643,142 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes, including commodity markets. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to maintain its target exposure to foreign currencies, to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction or to attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The

QS Strategic Real Return Fund 2018 Semi-Annual Report	27

Notes to consolidated financial statements (unaudited) (cont’d)

contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Consolidated Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For

28	QS Strategic Real Return Fund 2018 Semi-Annual Report

bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

QS Strategic Real Return Fund 2018 Semi-Annual Report	29

Notes to consolidated financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

As of March 31, 2018, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $418,805. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected

30	QS Strategic Real Return Fund 2018 Semi-Annual Report

in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. QS Investors, LLC (“QS Investors”) is the Fund’s adviser and a subadviser. ClearBridge Investments, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Ltd. (“Western Japan”) are also the Fund’s subadvisers. Western Asset also manages the portion of the Fund’s cash and short-term instruments allocated to it pursuant to a separate subadvisory agreement between LMPFA and Western Asset (“Western Asset Agreement”). LMPFA, QS Investors, ClearBridge, Western Asset, Western Asset Limited and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). ClearBridge did not manage any portion of the Fund’s assets during the reporting period.

QS Strategic Real Return Fund 2018 Semi-Annual Report	31

Notes to consolidated financial statements (unaudited) (cont’d)

Under the management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to QS Investors the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short term instruments allocated to Western Asset. QS Investors is responsible for monitoring and coordinating the overall management of the Fund, including rebalancing the Fund’s target asset allocations among itself and the subadvisers. QS Investors also provides management for a portion of the Fund’s assets.

LMPFA pays QS Investors for its services to the Fund an advisory fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. The Subsidiary has agreed to reimburse the Fund for the fees paid thereby for the services provided by QS Investors to the Subsidiary. LMPFA pays QS Investors for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.45% of the average daily net assets managed by QS Investors. LMPFA pays ClearBridge for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets managed by ClearBridge. LMPFA pays Western Asset for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset. For Western Asset’s cash management services to the Fund pursuant to the Western Asset Agreement, LMPFA, not the Fund, pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to them by LMPFA. Western Asset pays Western Asset Limited for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset Limited. Western Asset pays Western Japan for its services to the Fund a subadvisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Japan.

LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual fund operating expenses did not exceed 1.35%, 1.55%, 2.10%, 1.10% and 1.00% for Class A, Class A2, Class C, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of the Fund’s most recent prospectus) of each acquired fund held by the Fund, weighted in proportion to the Fund’s investment allocation among the acquired funds. These arrangements are expected to continue until December 31, 2019, may be terminated prior to that date by agreement of LMPFA and the Board of Trustees, and may be terminated at any time

32	QS Strategic Real Return Fund 2018 Semi-Annual Report

after that date by LMPFA. The arrangements, however, may be modified by LMPFA to decrease total annual fund operating expenses at any time.

During the six months ended March 31, 2018, fees waived and/or expenses reimbursed amounted to $61,974.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2018, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class I	Class IS
Expires September 30, 2018	$4,247	$3,951	$1,753	$1,481	$91,577
Expires September 30, 2019	1,961	2,972	854	861	113,331
Expires September 30, 2020	1,137	2,689	540	1,492	109,061
Expires September 30, 2021	477	1,031	258	951	59,257
Total fee waivers/expense reimbursements subject to recapture	$7,822	$10,643	$3,405	$4,785	$373,226

For the six months ended March 31, 2018, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2018, LMIS and its affiliates retained sales charges of $0 and $442 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended March 31, 2018, there were no CDSCs paid to LMIS and its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred

QS Strategic Real Return Fund 2018 Semi-Annual Report	33

Notes to consolidated financial statements (unaudited) (cont’d)

trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2018, Legg Mason and its affiliates owned 97% of the Fund.

3. Investments

During the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$8,215,272	$7,514,692
Sales	8,853,312	3,186,839

At March 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$92,121,334	$11,434,266	$(722,574)	$10,711,692
Futures contracts	—	1,090,335	(244,940)	845,395
Forward foreign currency contracts	—	227,781	(418,805)	(191,024)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at March 31, 2018.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$409,055	—	$12,307	$668,973	$1,090,335
Forward foreign currency contracts	—	$227,781	—	—	227,781
Total	$409,055	$227,781	$12,307	$668,973	$1,318,116

34	QS Strategic Real Return Fund 2018 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	$131,905	—	$113,035	$244,940
Forward foreign currency contracts	—	$418,805	—	418,805
Total	$131,905	$418,805	$113,035	$663,745

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$250,387	—	$134,808	$2,267,106	$2,652,301
Forward foreign currency contracts	—	$118,260	—	—	118,260
Total	$250,387	$118,260	$134,808	$2,267,106	$2,770,561

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$551,273	—	$(256,828)	$65,200	$359,645
Forward foreign currency contracts	—	$270,881	—	—	270,881
Total	$551,273	$270,881	$(256,828)	$65,200	$630,526

During the six months ended March 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$52,239,403
Futures contracts (to sell)	20,010,727
Forward foreign currency contracts (to buy)	60,639,714
Forward foreign currency contracts (to sell)	15,072,834

QS Strategic Real Return Fund 2018 Semi-Annual Report	35

Notes to consolidated financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$38,454	—	$38,454	—	$38,454
Citibank N.A.	19,422	$(57,473)	(38,051)	—	(38,051)
HSBC Bank USA, N.A.	169,905	(361,332)	(191,427)	—	(191,427)
Total	$227,781	(418,805)	$(191,024)	—	$(191,024)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.25%, 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$600	$449
Class A2	1,695	2,298
Class C	977	244
Class I	—	497
Class IS	—	473
Total	$3,272	$3,961

For the six months ended March 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$477
Class A2	1,031
Class C	258
Class I	951
Class IS	59,257
Total	$61,974

36	QS Strategic Real Return Fund 2018 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
Net Investment Income:
Class A	$4,256	—
Class A2	12,086	—
Class C	—	—
Class I	23,572	—
Class IS	1,514,098	—
Total	$1,554,012	—

Net Realized Gains:
Class A	$12,961	$20,224
Class A2	37,027	26,012
Class C	5,435	7,665
Class I	44,467	11,118
Class IS	2,700,056	2,424,638
Total	$2,799,946	$2,489,657

7. Shares of beneficial interest

At March 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	—	—	1,415	$16,295
Shares issued on reinvestment	1,221	$14,352	1,795	20,024
Shares repurchased	(11,894)	(143,855)	(55,357)	(623,742)
Net decrease	(10,673)	$(129,503)	(52,147)	$(587,423)

Class A2
Shares sold	7,744	$92,171	21,612	$244,593
Shares issued on reinvestment	4,239	49,113	2,359	26,012
Shares repurchased	(19,722)	(234,532)	(24,837)	(277,994)
Net decrease	(7,739)	$(93,248)	(866)	$(7,389)

Class C
Shares sold	—	—	184	$2,032
Shares issued on reinvestment	480	$5,435	707	7,665
Shares repurchased	(724)	(8,331)	(16,853)	(184,577)
Net decrease	(244)	$(2,896)	(15,962)	$(174,880)

QS Strategic Real Return Fund 2018 Semi-Annual Report	37

Notes to consolidated financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class I
Shares sold	16,966	$208,829	132,770	$1,541,093
Shares issued on reinvestment	5,653	68,039	974	11,118
Shares repurchased	(9,184)	(112,143)	(73,127)	(843,685)
Net increase	13,435	$164,725	60,617	$708,526

Class IS
Shares sold	91,717	$1,113,495	491,604	$5,608,568
Shares issued on reinvestment	354,693	4,214,154	215,394	2,424,638
Shares repurchased	(229,369)	(2,790,000)	(2,373,455)	(27,586,830)
Net increase (decrease)	217,041	$2,537,649	(1,666,457)	$(19,553,624)

38	QS Strategic Real Return Fund 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2017 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the Investment Management Agreement between QS Investors, LLC (the “Investment Manager”) and the controlled foreign corporation for the Fund (the “Investment Management Agreement”), the advisory agreement (the “Advisory Agreement”) between QS Investors, LLC (the “Adviser”) and the Manager, the subadvisory agreement among the Manager, the Adviser and Western Asset Management Company (“Western Asset”), the subadvisory agreement among the Manager, the Adviser and ClearBridge Investments, LLC (“ClearBridge”), the subadvisory agreement between the Manager and the Adviser, the subadvisory agreement among the Manager, the Adviser, Western Asset and Western Asset Management Company Ltd. (“Western Japan”), the subadvisory agreement among the Manager, the Adviser, Western Asset and Western Asset Management Company Limited (“WAML”) and the subadvisory agreement between the Manager and Western Asset pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement. (Each subadvisory agreement is referred to as a “Subadvisory Agreement.”) Western Asset, ClearBridge, QS Investors, LLC, Western Japan and WAML are each referred to herein as a “Subadviser.” (The Management Agreement, Investment Management Agreement, the Advisory Agreement and the Subadvisory Agreements are collectively referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 11, 2017, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2017. The Board, including the Independent Trustees, at its November 2017 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Management Agreement, the Investment Management Agreement, the Advisory Agreement and each Subadvisory Agreement. The Board considered that although no assets were currently being allocated to Western Asset under the Subadvisory Agreement for the provision of cash management services, the Manager recommended that the Subadvisory Agreement be continued to permit allocation of cash assets to Western Asset at such time as the Manager determined

QS Strategic Real Return Fund	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

to be appropriate. The Board also considered that currently no assets were being managed by ClearBridge, Western Japan or WAML, but the Manager recommended that these Subadvisory Agreements be continued. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager, the Adviser and each Subadviser under the Management and Investment Management, Advisory and Subadvisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Adviser and Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Adviser and Subadvisers, as applicable, and the Fund’s other service providers and the services rendered by the Adviser and the Subadvisers. The Board’s evaluation of the services provided by the Manager, the Adviser and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, the Adviser and the Subadvisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the Adviser’s portfolio management team primarily responsible for the strategic oversight of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager, the Adviser and the Subadvisers and the oversight provided by the Manager and/or the Adviser, as applicable. The Board also considered the Adviser’s and the Subadvisers’ brokerage policies and practices, the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that the Adviser does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the trustees noted that they also had received and discussed at

40	QS Strategic Real Return Fund

periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one-, three- and five-year periods ended June 30, 2017, placed the Class IS Shares in the fifth quintile (the first quintile being the best performers and the fifth quintile being the worst performers). The Board considered that the Fund had been created to protect investors against inflation, which conditions had not yet occurred, and the analysis provided by the Adviser of the reasons for the underperformance of the Fund. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management, advisory and subadvisory services provided by the Manager, the Adviser and the Subadvisers, respectively. The Board reviewed the subadvisory fees, noting that the Manager or Western Asset, and not the Fund, pays the fee to the Adviser and the Subadvisers. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2019.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class IS Shares the Contractual and Actual Management Fees were equal to or lower than the Broadridge peer group (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees), and that, although actual expense ratios were lower than the Broadridge expense group average, they were higher than the Broadridge expense group median (third quintile) and expense universe median.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2017 and 2016, which corresponds to Legg Mason’s fiscal year end. The Board also reviewed certain information showing historical profitability for fiscal years 2013 through 2017. The Board noted that in a prior year it had received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study and that Legg Mason detailed its changes in methodology from those used in

QS Strategic Real Return Fund	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

2016. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown, and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2013 through 2017 fiscal years. Given the asset size of the Fund and the complex and the fee waivers, the Board concluded that although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

42	QS Strategic Real Return Fund

QS

Strategic Real Return Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

QS Investors, LLC

Subadvisers

ClearBridge Investments, LLC

QS Investors, LLC

Western Asset Management Company, LLC†

Western Asset Management Company Limited

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Prior to May 2, 2018, known as Western Asset Management Company.
*	Effective April 9, 2018, BNY became custodian.

QS Strategic Real Return Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Strategic Real Return Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Strategic Real Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012787 5/18 SR18-3332

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2018